Accounts Payable - Summary of Accounts Payable (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Suppliers and contractors (Note 27)	₱ 58,524	₱ 74,518
Taxes (Note 26)	5,473	3,964
Carriers and others	2,579	2,362
Related parties	146	170
Accounts payable	₱ 66,722	₱ 81,014